IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus dated July 31, 2014 (the “Prospectus”) and the Statement of Additional Information

dated July 31, 2014 (the “SAI”)

for the iShares Japan Large-Cap ETF (ITF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around September 4, 2015:

	Current	New
Fund Name	iShares Japan Large-Cap ETF	iShares JPX-Nikkei 400 ETF
Underlying Index	S&P/TOPIX 150TM	JPX-Nikkei Index 400
Index Provider	S&P Dow Jones Indices LLC	Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc.
Investment Objective	The Fund seeks to track the investment results of an index composed of large-capitalization Japanese equities.	The Fund seeks to track the investment results of a broad-based benchmark composed of Japanese equities.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (“TSE”) and Nikkei Inc. are the Fund’s index providers (collectively, the “Index Provider”). The Fund seeks to track the investment results of the JPX-Nikkei Index 400 (the “Underlying Index”), which is comprised of (i) common stocks whose main market is the TSE First Section, TSE Second Section, Mothers, or JASDAQ market and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded as equivalent to common stocks if their inclusion is deemed to be “particularly necessary” as determined by the Index Provider.

The Underlying Index is comprised of companies that the Index Provider determined to have high appeal for investors and meet requirements of global investment standards, such as efficient use of capital and investor-focused management perspectives.

The Underlying Index may include large-, mid- or small-capitalization companies, and the components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. Prior to selection of the Underlying Index on or about September 4, 2015, the Fund tracked the S&P/TOPIX 150TM. The S&P/TOPIX 150TM seeks to provide an index reflecting TSE-listed issuers having broad market exposure through an index that is efficient to replicate.

The first full paragraph on page S-3 of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The following new section entitled “Mid-Capitalization Companies Risk” is added before the section of the Prospectus on page S-4 entitled “Non-U.S. Securities Risk”:

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Change in the Fund’s Principal Risks

The following new section entitled “Mid-Capitalization Companies Risk” is added before the section of the Prospectus on page 6 entitled “Non-U.S. Securities Risk”:

Mid-Capitalization Companies Risk. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies have and are more susceptible to adverse developments related to their products.

Change in the Fund’s Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Consumer Staples Sector Risk” and “Telecommunications Sector Risk” and to add the following:

Small-Capitalization Companies Risk. Stock prices of small-capitalization companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by mid- or large-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of mid- or large-capitalization companies to adverse business and economic developments. Securities of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making these companies more vulnerable to experiencing adverse effects due to the loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of mid- or large-capitalization companies and are more susceptible to adverse developments concerning their products.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “S&P/TOPIX 150TM” on page 40 is deleted in its entirety.

The following new section entitled “JPX-Nikkei Index 400” is added before the section of the SAI on page 30 entitled “NASDAQ Biotechnology Index®”:

JPX-Nikkei Index 400

Number of Components: approximately 400

Index Description. The JPX-Nikkei Index 400 was jointly developed by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc. and Nikkei Inc. The Underlying Index is constructed based on market capitalization adjusted by free-float weight. Free-float weight is the percentage of listed shares deemed to be available for trading in the market. As a general matter, shares held by the top 10 major shareholders, treasury and other similar shares, shares held by board members and other representatives, and other shares deemed by the Index Provider to be unavailable for trading in the market are considered to be non-free float shares.

Eligibility. Underlying Index eligibility is limited to (i) common stocks traded primarily on the Tokyo Stock Exchange (“TSE”), including the First Section, Second Section and Mothers, or the JASDAQ market (in principle) and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded as equivalent to common stocks if their inclusion is deemed to be “particularly necessary” as determined by the Index Provider.

Index Maintenance and Issue Changes. The constituents are reviewed annually at the end of August. Selection is based on: (i) trading value over the past 3 years, (ii) market value on the selection base date (the end of June), (iii) scoring by stock by 3-year average returns on equity, cumulative operating profit and market value on the selection base date using specified weightings and (iv) qualitative factors tied to corporate governance and disclosure. Securities will be dropped from the Underlying Index during the year if they are delisted or are the subject of a merger or bankruptcy. New securities will not be added to replace dropped securities until the annual review. As a result, at different points throughout the calendar year, the Underlying Index may have less than 400 components.

Index Availability. Information regarding adjustments to the Underlying Index and other related data is available through the “Sho-ho” (TSE Notice) published daily by TSE.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-ITF-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Summary Prospectus dated July 31, 2014

for the iShares Japan Large-Cap ETF (ITF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes will take effect for the Fund on or around September 4, 2015:

	Current	New
Fund Name	iShares Japan Large-Cap ETF	iShares JPX-Nikkei 400 ETF
Underlying Index	S&P/TOPIX 150TM	JPX-Nikkei Index 400
Index Provider	S&P Dow Jones Indices LLC	Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc.
Investment Objective	The Fund seeks to track the investment results of an index composed of large-capitalization Japanese equities.	The Fund seeks to track the investment results of a broad-based benchmark composed of Japanese equities.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (“TSE”) and Nikkei Inc. are the Fund’s index providers (collectively, the “Index Provider”). The Fund seeks to track the investment results of the JPX-Nikkei Index 400 (the “Underlying Index”), which is comprised of (i) common stocks whose main market is the TSE First Section, TSE Second Section, Mothers, or JASDAQ market and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded as equivalent to common stocks if their inclusion is deemed to be “particularly necessary” as determined by the Index Provider.

The Underlying Index is comprised of companies that the Index Provider determined to have high appeal for investors and meet requirements of global investment standards, such as efficient use of capital and investor-focused management perspectives.

The Underlying Index may include large-, mid- or small-capitalization companies, and the components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. Prior to selection of the Underlying Index on or about September 4, 2015, the Fund tracked the S&P/TOPIX 150TM. The S&P/TOPIX 150TM seeks to provide an index reflecting TSE-listed issuers having broad market exposure through an index that is efficient to replicate.

The first full paragraph on page S-3 of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The following new section entitled “Mid-Capitalization Companies Risk” is added before the section of the Prospectus on page S-4 entitled “Non-U.S. Securities Risk”:

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-ITF-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE